Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Schedule of valuation assumptions using a Black-Scholes pricing model
March 31, 2019

Dividend rate	0%
Volatility	70.6% to 79.1%
Risk-free rate	2.1% to 3.2%
Term - years	0.1 to 3.0

Schedule of common stock issued and outstanding

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants	Accumulated deficit
		$	$	$	$
Nine months ended March 31, 2019
Balance – June 30, 2018	2,296,667	2,297	43,198,193	8,229,482	(52,441,337)

Exercise and exchange of warrants	296,667	297	2,920,695	(2,210,697)	-
Warrants issued for services	-	-	-	36,534	-
Conversion of Series B preferred stock to common stock	10,000	10	279,041	-	-
Series B Preferred stock dividend	14,430	14	75,463	-	(75,477)
Shares issued for services	2,269	2	10,267	-	-
Stock option expense	-	-	355,388	-	-
Performance stock unit expense	-	-	183,205	-	-
Series A Preferred cash dividend	-	-	-	-	(6,267)
Loss for the period	-	-	-	-	(5,465,486)

Balance – March 31, 2019	2,620,033	2,620	47,022,252	6,055,319	(57,988,567)

Three months ended March 31, 2019
Balance – December 31, 2018	2,614,342	2,614	46,851,817	6,046,587	(56,299,291)

Exercise and exchange of warrants – issue costs	-	-	(16,186)	-	-
Warrants issued for services	-	-	-	8,732	-
Series B Preferred stock dividend	4,735	5	23,197	-	(23,202)
Shares issued for services	956	1	3,512	-	-
Stock option expense	-	-	99,735	-	-
Performance stock unit expense	-	-	60,177	-	-
Series A Preferred cash dividend	-	-	-	-	(2,089)
Loss for the period	-	-	-	-	(1,663,985)

Balance – March 31, 2019	2,620,033	2,620	47,022,252	6,055,319	(57,988,567)

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants	Accumulated deficit
		$	$	$	$
Nine months ended March 31, 2018
Balance – June 30, 2017	1,450,963	1,451	36,678,344	4,570,574	(41,118,433)

Issuance of shares and warrants	800,000	800	6,191,785	2,752,751	-
Warrants exercised for cash	25,000	25	312,475	-	-
Warrants issued for services	-	-	-	155,204	-
Series B Preferred stock dividend	14,881	15	142,343	-	(142,358)
Shares issued for services	407	-	4,821	-	-
Stock option expense	-	-	430,673	-	-
Series A Preferred cash dividend	-	-	-	-	(6,267)
Loss for the period	-	-	-	-	(8,761,061)

Balance – March 31, 2018	2,291,251	2,291	43,760,441	7,478,529	(50,028,119)

Three months ended March 31, 2018
Balance – December 31, 2017	2,260,884	2,261	43,259,228	7,321,844	(47,046,347)

Warrants exercised for cash	25,000	25	312,475	-	-
Warrants issued for services	-	-	-	156,685	-
Series B Preferred stock dividend	4,960	5	46,621	-	(46,626)
Shares issued for services	407	-	4,821	-	-
Stock option expense	-	-	137,296	-	-
Series A Preferred cash dividend	-	-	-	-	(2,089)
Loss for the period	-	-	-	-	(2,933,057)

Balance – March 31, 2018	2,291,251	2,291	43,760,441	7,478,529	(50,028,119)

Employee Stock Option [Member]
Class of Stock [Line Items]
Schedule of outstanding under the legacy plan
	Number of stock options outstanding	Weighted average exercise price

Balance – June 30, 2018	262,683	24.27
Granted	30,000	6.10

Balance – March 31, 2019	292,683	22.40

	Number of stock options outstanding	Weighted average exercise price
Balance – June 30, 2016	85,625	37.77
Granted	26,460	48.22

Balance – June 30, 2017	112,085	41.81
Granted	152,698	11.35
Forfeited	(2,100)	21.10

Balance – June 30, 2018	262,683	24.27

Summary of stock options currently outstanding and exercisable

Exercise price $	Number Outstanding	Weighted average remaining contractual life (years)	Number exercisable

6.10	30,000	9.60	6,666
7.00	5,451	9.23	-
8.70	12,000	8.59	12,000
9.83	83,647	9.14	23,235
10.60	3,600	9.03	1,200
11.70	30,000	3.91	30,000
14.98	2,500	3.17	2,500
20.00	13,125	2.52	13,125
21.10	15,900	7.51	8,700
29.60	4,500	5.84	4,500
32.00	3,000	0.17	3,000
37.60	4,500	6.86	4,500
40.00	1,250	0.50	1,250
41.00	4,000	7.61	3,111
42.00	41,250	3.81	41,250
44.80	3,000	6.86	3,000
49.50	22,460	5.31	18,458
53.20	8,000	7.10	7,555
61.60	1,500	4.00	1,500
92.00	3,000	4.17	3,000

	292,683		188,550

Exercise price $	Number Outstanding at June 30, 2018	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2018
7.00	5,451	9.98	—
8.70	12,000	9.34	7,000
9.80	83,647	9.89	—
10.60	3,600	9.79	—
11.70	30,000	4.66	12,500
15.50	2,500	3.92	2,500
20.00	13,125	3.27	13,125
21.10	15,900	8.26	6,300
29.60	4,500	6.60	4,500
32.00	3,000	0.92	3,000
37.60	4,500	7.61	3,499
40.00	1,250	1.25	1,250
41.00	4,000	8.36	2,111
42.00	41,250	4.56	41,250
44.80	3,000	7.61	2,250
49.50	22,460	6.07	15,182
53.20	8,000	7.85	5,556
61.60	1,500	4.75	1,500
92.00	3,000	4.92	3,000
	262,683		124,523

Schedule of valuation assumptions using a Black-Scholes pricing model
	June 30, 2018	June 30, 2017
Dividend rate	0%	0%
Volatility	72.4 to 87.1%	77.5% to 88.7%
Risk-free rate	1.49% to 2.86%	1.00% to 1.74%
Term – years	0.6 to 3.03	3.0

Schedule of stock-based compensation expense

	Three months ended March 31,		Nine months ended March 31,
	2019 $	2018 $	2019 $	2018 $

Research and development	12,889	9,145	64,466	130,546
General and administrative	86,846	128,151	290,922	300,127

	99,735	137,296	355,388	430,673

	Years ended June 30,
	2018 $	2017 $
Research and development	140,870	77,706
General and administrative	355,055	47,041

	495,925	124,747

Summary of unvested stock options

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2018	138,160	14.39	7.63
Granted	30,000	6.10	2.56
Vested	(64,027)	14.82	7.88

Unvested at March 31, 2019	104,133	11.62	5.95

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $
Unvested at June 30, 2016	14,102	31.71	17.25
Granted	26,460	48.22	26.11
Vested	(8,759)	46.81	24.83

Unvested at June 30, 2017	31,803	48.09	25.74
Granted	152,698	11.35	6.01
Vested	(44,241)	27.81	15.02
Forfeited	(2,100)	21.10	11.32

Unvested at June 30, 2018	138,160	14.39	7.63

Schedule of warrants
	Number of warrants	Amount $
Balance – June 30, 2016	152,171	1,658,382

Issuance of 2017 Investor Warrants(i)	207,693	2,526,336
Issuance of 2017 Agent Warrants(i)	13,846	424,401
Exercise of Valent Warrants(ii)	(12,500)	(89,432)
Exercise of 2015 Investor Warrants(iii)	(4,875)	(30,715)
Warrants issued for services(iv)	4,140	81,602

Balance – June 30, 2017	360,475	4,570,574

Issuance of 2018 Investor and 2018 Agent Warrants(v)	840,000	3,572,843
Exercise of 2018 Investor Warrants(v)	(25,000)	(106,335)
Warrants issued for services(iv)	42,000	192,400

Balance – June 30, 2018	1,217,475	8,229,482

__________

i)        As part of the financing completed by the Company on April 12, 2017, the Company issued the 2017 Investor Warrants and the 2017 Agent Warrants. The 2017 Investor Warrants are exercisable at $35.00 until April 19, 2022 and the 2017 Agent Warrants are exercisable at $40.60 until April 12, 2022.

ii)       The Valent warrants were exercised at $15.40 (CA$20.00) for proceeds of $192,075.

iii)      The 2015 Investor Warrants are exercisable at a price of $30.00. The warrants expire on July 31, 2020. During the year ended June 30, 2018, nil (2017 – 4,875) warrants were exercised for proceeds of $0 (2017 – $146,250).

iv)      Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.

v)       As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.

Summary of changes in outstanding warrants
Description	Number

Balance – June 30, 2018	1,428,128

Exercised for cash (i)	(197,500)
Cashless exchange (i)	(297,500)
Issued for services (ii)	14,000
Forfeited (iii)	(2,400)
Expired (iv)	(82,225)

Balance - March 31, 2019	862,503

i)	On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the "Warrant Exercise Agreements") with certain holders (the "Exercising Holders") of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the "Exercised Shares"). The Company received net proceeds of $726,481, comprising aggregate gross proceeds of $790,000 net of expenses of $63,519, from the exercise of the 2018 Investor Warrants.

In addition, in order to further induce the Exercising Holders to exercise the 2018 Investor Warrants, the Warrant Exercise Agreements also provided for the issuance of one share of common stock to the Exercising Holders in exchange for every three shares of common stock underlying the 2018 Investor Warrants held by the Exercising Holders that are not being exercised for cash pursuant to the Warrant Exercise Agreements, if any. On November 26, 2018, the Company issued an aggregate of 99,167 shares of common stock in exchange for 297,500 2018 Investor Warrants, resulting in a 198,333 reduction in the Company's total shares of common stock outstanding on a fully-diluted basis.

ii)	All of the warrants issued for services are exercisable at $9.00 with 12,000 expiring on September 15, 2023 and 2,000 expiring on October 11, 2021. Of the total, 12,000 vest pro rata monthly over twelve months commencing September 15, 2018 and 2,000 are fully vested as of November 11, 2018.

iii)	Warrants issued for services exercisable at $11.70 were forfeited upon termination of the underlying agreement.

iv)	Warrants issued for services exercisable at $70.40 expired September 12, 2018. In addition, warrants exercisable at $31.40 expired March 31, 2019.

Description	Number
Balance – June 30, 2017	662,891

Issuance of 2018 Investor Warrants	800,000
Exercise of 2018 Investor Warrants	(25,000)
Issuance of 2018 Agent Warrants	40,000
Warrants issued for services	42,000
Expiry of dividend warrants	(81,250)
Expiry of 2013 Investor Warrants	(10,513)

Balance – June 30, 2018	1,428,128

Summary of outstanding warrants

Description	Number	Exercise price $	Expiry date

2018 Investor	280,000	12.50	September 22, 2022
2017 Investor	207,693	35.00	April 19, 2022
2015 Investor	97,900	30.00	July 31, 2020
2013 Placement Agent	126,250	31.40	June 30, 2019
Issued for services	26,500	30.00	July 1, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	33,600	11.70	February 27, 2023
Issued for services	12,000	9.00	September 15, 2023
Issued for services	4,140	59.30	February 27, 2020
Issued for services	2,000	9.00	October 11, 2021
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,846	40.60	April 12, 2022
2016 Agent	10,396	40.00	May 12, 2021
2015 Agent	2,178	30.00	July 15, 2020
	862,503	24.80

Description	Number	Exercise price $	Expiry date
2018 Investor	775,000	12.50	September 22, 2022
2017 Investor	207,693	35.00	April 19, 2022
2015 Investor	97,900	30.00	July 31, 2020
2013 Investor – Amended	77,850	31.40	March 31, 2019
2013 Placement Agent	126,250	31.40	June 30, 2019
Issued for services	26,500	30.00	July 31, 2020 to February 1, 2021
Issued for services	6,000	17.80	January 25, 2023
Issued for services	36,000	11.70	February 27, 2023
Issued for services	4,375	70.40	September 12, 2018
Issued for services	4,140	59.30	February 27, 2020
2018 Agent	40,000	12.50	September 20, 2022
2017 Agent	13,846	40.60	April 12, 2022
2016 Agent	10,397	40.00	May 12, 2021 to June 8, 2021
2015 Agent	2,177	30.00	July 15, 2020
	1,428,128	20.80

Performance Stock Units [Member]
Class of Stock [Line Items]
Schedule of outstanding under the legacy plan
Number of PSUs outstanding
Balance – June 30, 2016 and 2017	—
Granted	140,000
Forfeited	(20,000)

Balance – June 30, 2018	120,000

Schedule of valuation assumptions using a Black-Scholes pricing model
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term – years	1.67 to 3.24

June 30, 2018
Dividend rate	0%
Volatility	79.0 to 82.5%
Risk-free rate	2.56% to 2.71%
Term – years	1.67 to 3.24